GAIN ON DISPOSAL OF SUBSIDIARY (Details)		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiary		$ 536,612
Wenzhou Zhenglong Ecommerce Co. Ltd | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for disposal of subsidiary | ¥			¥ 4,500,000
Gain on disposal of subsidiary	$ 536,612
Wenzhou Zhenglong Ecommerce Co. Ltd | Disposed by sale | Zhejiang Zhengkang
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by parent			90.00%
Wenzhou Zhenglong Ecommerce Co. Ltd | Disposed by sale | Third Party Individual
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by non-controlling interest			10.00%